Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

05001560

1-9550-2B

RECD S.E.C.
FEB 18 2005
1086

February 18, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BEVERLY ENTERPRISES, INC., Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 18, 2005.

Sincerely,

Paras Madho

PROCESSED
FEB 23 2005 E
THOMSON
FINANCIAL